Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
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Details of Property, Plant and Equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2023	9,321	51,072	2,277	952	63,621
Additions	-	15	11	529	556
Disposal	(172)	(152)	(1)	-	(326)
Reclassification	290	81	(0)	(372)	(1)
Depreciation & impairment expense	(948)	(3,570)	(354)	-	(4,872)
Translation adjustments	171	51	12	18	252
Net book value as of June 30, 2023	8,661	47,497	1,946	1,127	59,231
Gross value at end of period	18,193	73,035	4,963	1,127	97,318
Accumulated depreciation and impairment at end of period	(9,532)	(25,537)	(3,018)	-	(38,087)

Net book value as of January 1, 2024	7,868	44,131	1,354	1,328	54,681
Additions	16	516	21	803	1,355
Disposal	-	-	-	(23)	(23)
Reclassification	330	885	26	(1,241)	-
Depreciation & impairment expense	(927)	(4,129)	(227)	-	(5,284)
Translation adjustments	(240)	(70)	(14)	(35)	(360)
Net book value as of June 30, 2024	7,047	41,332	1,160	831	50,370
Gross value at end of period	18,307	74,450	4,953	746	98,457
Accumulated depreciation and impairment at end of period	(11,260)	(33,118)	(3,793)	85	(48,087)